Financial Instruments (Changes in the Fair Value of the Derivatives Not Designated as Hedging Instruments Recorded in the Consolidated Statements of Income) (Details) (Nondesignated [Member], JPY ¥)
In Millions
12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (8,181)	¥ (1,890)	¥ (14,896)
Forward Exchange Contracts [Member]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	(4,815)	(5)	(4,060)
Interest Rate Swap [Member]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	74	(347)	(102)
Currency Swap [Member]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	(14)	14	(10,734)
Currency Option Agreements [Member]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (3,426)	¥ (1,552)